JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—92.9% (a)
Alabama—1.7%
Utility—1.7%
Black Belt Energy Gas District, Gas Project, Series 2024D, Rev., 5.00%, 11/1/2034 (b)	3,750	3,930
Energy Southeast A Cooperative District, Series 2024B, Rev., 5.25%, 6/1/2032 (b)	1,500	1,587
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,045
		6,562
California—85.2%
Certificate of Participation/Lease—0.1%
County of San Diego, County Public Health and Capital Improvement, Series 2023, COP, 5.00%, 10/1/2037	425	472
Education—5.8%
California Educational Facilities Authority, University of Southern California, Series 2025A, Rev., 5.00%, 10/1/2035	1,860	2,168
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2, Series 2022A, Rev., 4.00%, 6/1/2031 (c)	1,250	1,196
California Enterprise Development Authority, Rocklin Academy Project, Series 2024, Rev., 5.00%, 6/1/2054 (c)	1,250	1,154
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024B, Rev., 5.00%, 11/1/2029	4,400	4,648
Series 2024B, Rev., 5.00%, 11/1/2041	1,175	1,200
California Municipal Finance Authority, California Baptist University, Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,000	1,027
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (c)	325	336
California State University, Systemwide, Series 2024A, Rev., 5.50%, 11/1/2045	1,000	1,096
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	265
Series 2023, 4.00%, 8/1/2043	1,000	942
Series 2023, 5.00%, 8/1/2044	800	842
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,148
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,521
Series 2025CA, Rev., 5.00%, 5/15/2036	1,500	1,677
Series 2025CC, Rev., 5.00%, 5/15/2043	2,975	3,151
		22,371
General Obligation—16.8%
Alvord Unified School District, 2007 Election, Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,750	3,548
Chico Unified School District, Election of 2024, Series 2024A, GO, 4.50%, 8/1/2049	1,500	1,464
Clovis Unified School District, Election of 2020, Series C, GO, 5.00%, 8/1/2041	1,000	1,061
Cupertino Union School District, Election of 2024, Series A, GO, 5.75%, 8/1/2050	1,000	1,115
Desert Community College District, Election of 2016, GO, 4.00%, 8/1/2051	4,000	3,634
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	1,500	1,372
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	1,325	806
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,656
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, A.G., Zero Coupon, 8/1/2025	1,500	1,493
Series A, GO, A.G., Zero Coupon, 8/1/2029	1,000	877
Grossmont Healthcare District, Series 2025F, GO, 5.00%, 7/15/2040	3,000	3,261
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,155
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,471

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,098
Series 2024 QRR, GO, 5.25%, 7/1/2049	1,000	1,052
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	395
GO, Zero Coupon, 7/1/2032	880	665
Modesto High School District, Election of 2022
Series B, GO, 5.00%, 8/1/2039	850	932
Series B, GO, 5.00%, 8/1/2040	1,000	1,088
Mount Diablo Unified School District
GO, 5.00%, 8/1/2032	750	846
GO, 5.00%, 8/1/2033	700	795
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,869
Napa Valley Unified School District, Election of 2024, Series A, GO, 4.50%, 8/1/2055	1,000	975
New Haven Unified School District, Election of 2024, Series A, GO, 4.50%, 8/1/2054 (d)	1,000	957
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	1,010
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,730
Redondo Beach Unified School District, Election of 2024, Series 2024A, GO, 4.63%, 8/1/2055	1,000	992
Rio Hondo Community College District, Election of 2024, Series 2025A, GO, 4.38%, 8/1/2055	1,750	1,644
San Diego Unified School District, Election of 1998
Series G-1, GO, A.G., 5.25%, 7/1/2028 (e)	385	414
Series G-1, GO, A.G., 5.25%, 7/1/2028	2,115	2,275
San Dieguito Union High School District, GO, 5.00%, 8/1/2037	1,700	1,913
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	641
Series C, GO, 4.00%, 9/1/2043	1,500	1,453
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,500
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,059
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,751
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	723
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,736
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	938
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,619
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	905
GO, 4.00%, 10/1/2041	6,000	5,864
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, A.G., Zero Coupon, 9/1/2029	2,500	2,186
		64,938
Hospital—7.7%
California Health Facilities Financing Authority
Series 2025A, Rev., 5.00%, 2/1/2044 (d)	1,000	1,037
Series 2025A, Rev., 5.25%, 2/1/2048 (d)	1,750	1,826
California Health Facilities Financing Authority, Adventist Health System, Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,171
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	251

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Hospital — continued
Rev., 5.00%, 11/15/2032	400	402
Series A, Rev., 5.00%, 8/15/2033	3,500	3,555
California Health Facilities Financing Authority, Children's Hospital of Orange County
Series 2024B, Rev., 5.00%, 5/1/2031 (b)	1,000	1,104
Series 2024A, Rev., 5.00%, 11/1/2054	1,500	1,534
California Health Facilities Financing Authority, CommonSpirit Health, Series 2024A, Rev., 5.00%, 12/1/2025	100	101
California Health Facilities Financing Authority, PIH Health, Series 2020A, Rev., 4.00%, 6/1/2050	1,500	1,241
California Health Facilities Financing Authority, Scripps Health, Series 2024B-2, Rev., 5.00%, 2/4/2031 (b)	1,800	1,981
California Health Facilities Financing Authority, St. Joseph Health System, Series 2019C, Rev., 5.00%, 10/1/2025 (b)	3,000	3,013
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	504
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,550
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2049	750	749
Series 2025, Rev., 5.00%, 11/1/2054	2,000	1,974
California Public Finance Authority, PIH Health, Series 2024A, Rev., 5.00%, 6/1/2035	1,790	1,936
California Statewide Communities Development Authority, John Muir Health
Series 2024A, Rev., 5.00%, 12/1/2027	450	473
Series 2024A, Rev., 5.25%, 12/1/2054	1,000	1,024
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series 2018A, Rev., 5.50%, 12/1/2058 (c)	1,000	973
Regents of the University of California Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,269
		29,668
Housing—6.2%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,325
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,501
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2025	265	266
Series 2024A, Rev., 5.00%, 8/15/2026	450	460
Series 2024A, Rev., 5.00%, 8/15/2027	575	596
Series 2024A, Rev., 5.00%, 8/15/2029	820	872
Series 2024A, Rev., 5.00%, 8/15/2031	540	585
Series 2024A, Rev., 5.00%, 8/15/2049	1,000	1,002
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,802
California Municipal Finance Authority, Martha Gardens Apartments, Series 2025A-2, Rev., 3.45%, 12/1/2028 (b)	1,500	1,505
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno, Series 2024A-1, Rev., 5.00%, 7/1/2028 (b)	3,000	3,139
California Municipal Finance Authority, Terracina At Westpark Apartments, Series 2024A, Rev., 3.20%, 8/1/2027 (b)	2,500	2,478
California Statewide Communities Development Authority, Heritage Park Apartments Project, Series 2025A, Rev., FNMA COLL, 3.70%, 4/1/2035	2,500	2,432
City of San Jose, Multi-Family Housing Parkmoor, Series 2023F2, Rev., 5.00%, 6/1/2026 (b)	2,000	2,029
Municipal Improvement Corp. of Los Angeles, Real Property, Series 2016B, Rev., 4.00%, 11/1/2035	2,000	1,962
		23,954
Industrial Development Revenue/Pollution Control Revenue—5.8%
California Infrastructure and Economic Development Bank, California Academy of Science, Series 2024A, Rev., 3.25%, 8/1/2029	3,000	2,997
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts, Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,183

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Industrial Development Revenue/Pollution Control Revenue — continued
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust, Series 2023B, Rev., 5.00%, 10/1/2026 (b)	3,000	3,073
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020, Rev., AMT, VRDO, 3.95%, 9/1/2025 (b)	1,000	1,000
Series 2024A, Rev., AMT, VRDO, 3.95%, 9/1/2025 (b)	2,500	2,500
Series 2009A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	1,968
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (c)	2,105	2,202
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Series 2017A-2, Rev., AMT, 4.25%, 7/15/2025 (b) (c)	1,000	1,001
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,493
Rancho Cucamonga Redevelopment Agency Successor Agency, Series 2024, 5.00%, 9/1/2026	1,000	1,027
Rialto Public Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 6/1/2036	450	488
Series 2023A, Rev., 5.00%, 6/1/2038	400	428
Series 2023A, Rev., 5.00%, 6/1/2048	2,000	2,060
		22,420
Other Revenue—12.5%
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	500
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,006
California County Tobacco Securitization Agency, Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	703
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A, Rev., 5.00%, 6/1/2047	1,500	1,350
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,148
Series 2020A, Rev., 4.00%, 6/1/2049	1,150	976
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,000	726
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2049	1,000	864
Series 2020B 2, Rev., Zero Coupon, 6/1/2055	4,000	804
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	3,000	2,906
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	455
Series 2024A, Rev., 5.00%, 4/1/2027	365	375
Series 2024A, Rev., 5.00%, 4/1/2028	310	323
Series 2024A, Rev., 5.00%, 4/1/2029	250	264
Series 2024A, Rev., 5.00%, 4/1/2030	200	213
Series 2024A, Rev., 5.00%, 4/1/2031	265	284
Series 2024A, Rev., 5.00%, 4/1/2032	310	334
Rev., 3.54%, 2/20/2041 (b)	1,000	890
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,428
Series 2024A, Rev., 5.00%, 4/1/2049	1,300	1,280
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,402
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,490
California Municipal Finance Authority, Republic Services, Inc., Project, Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (b)	2,985	2,838

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
California Public Finance Authority, Senior Living The James, Series 2024A, Rev., 6.50%, 6/1/2054 (c)	1,000	932
California Statewide Communities Development Authority, John Muir Health, Series 2024E-2, Rev., 5.00%, 10/1/2027 (b)	675	701
California Statewide Communities Development Authority, Kaiser Permanente, Series 2009C-2, Rev., 5.00%, 11/1/2029 (b)	2,000	2,153
California Statewide Communities Development Authority, Southern California Edison Co., Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,117
City of Los Angeles, Rev., TRAN, 5.00%, 6/26/2025	2,000	2,002
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	1,580	1,377
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,435
Jurupa Public Financing Authority, Series 2024, A.G., 5.00%, 9/1/2035	2,000	2,258
Long Beach Bond Finance Authority, Series 2007A, Rev., 5.00%, 11/15/2035	2,875	3,044
Los Angeles County Public Works Financing Authority, Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,600
Municipal Improvement Corp. of Los Angeles, Real Property, Series 2023A, Rev., 5.00%, 5/1/2043	1,000	1,059
Ontario Public Financing Authority
Series 2025A, Rev., 5.00%, 11/1/2032	300	337
Series 2025A, Rev., 5.00%, 11/1/2033	475	537
Pasadena Public Financing Authority, Rose Bowl Renovation, Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	531
San Diego Public Facilities Financing Authority, Capital Improvement Project, Series 2024A, Rev., 5.00%, 10/15/2041	1,000	1,083
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Series 2021B-1, Rev., 4.00%, 6/1/2049	1,445	1,340
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp.
Series 2019A, Rev., 5.00%, 6/1/2029	1,035	1,083
Series 2019A, Rev., 5.00%, 6/1/2037	1,000	1,022
Series 2019A, Rev., 5.00%, 6/1/2048	1,000	976
		48,146
Prerefunded—1.6%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (e)	1,150	1,161
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (e)	2,370	2,436
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (e)	2,600	2,688
		6,285
Transportation—8.1%
Bay Area Toll Authority
Series 2025F-1, Rev., 5.00%, 4/1/2044	1,000	1,065
Series 2025F-1, Rev., 5.00%, 4/1/2045	1,000	1,058
Bay Area Toll Authority, Toll Bridge, Series 2023B, Rev., VRDO, 0.90%, 6/2/2025 (b)	5,000	5,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	795	720
California Infrastructure and Economic Development Bank, Academy of Motion Picture, Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,131
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects, Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	974
City of Los Angeles Department of Airports
Series 2025A, Rev., AMT, 5.00%, 5/15/2027	2,000	2,055
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,087
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,678
City of Los Angeles Department of Airports, International Airport Subordinate, Series 2022G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,325
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (e)	1,795	1,764
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,040
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,111

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,510
Series 2024A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,087
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,611
San Francisco City and County Airport Commission, San Francisco International Airport, Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,532
San Francisco City and County Airport Comm-San Francisco International Airport, Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,750	1,727
		31,475
Utility—9.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023G-1, Rev., 5.25%, 4/1/2030 (b)	2,175	2,281
Series 2024A, Rev., 5.00%, 4/1/2032 (b)	2,000	2,099
Series 2024D, Rev., 5.00%, 9/1/2032 (b)	5,000	5,294
Series 2024H, Rev., 5.00%, 8/1/2033 (b)	1,250	1,330
City of Glendale Electric
Series 2024-2, Rev., 5.00%, 2/1/2045	1,000	1,016
Series 2024-2, Rev., A.G. - CR, 5.00%, 2/1/2047	1,720	1,753
Series 2024, Rev., 5.00%, 2/1/2049	3,000	3,026
M-S-R Energy Authority, Series 2009B, Rev., 7.00%, 11/1/2034	2,000	2,354
Sacramento Municipal Utility District, Series 2023D, Rev., 5.00%, 10/15/2030 (b)	3,500	3,791
Sacramento Municipal Utility District, Electric
Series 2019B, Rev., 5.00%, 10/15/2025 (b)	2,925	2,927
Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,294
San Joaquin Valley Clean Energy Authority, Series 2025A, Rev., 5.50%, 7/1/2035 (b)	1,000	1,083
Southern California Public Power Authority, Canyon Power Project, Series 2025A, Rev., 5.00%, 7/1/2032	1,000	1,081
Southern California Public Power Authority, Transmission System Renewal Project, Series 2023-1, Rev., 5.00%, 7/1/2042	3,000	3,078
Vista Joint Powers Financing Authority
Series 2025A, Rev., 5.00%, 5/1/2033	750	848
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,135
Series 2025A, Rev., 5.00%, 5/1/2035	750	853
Series 2025A, Rev., 5.00%, 5/1/2037	885	984
		36,227
Water & Sewer—11.2%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	2,000	2,001
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,009
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,049
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,568
City of Los Angeles, Wastewater System, Subordinate
Series 2025C, Rev., 5.00%, 6/1/2030	2,000	2,197
Series 2025C, Rev., 5.00%, 6/1/2040	2,000	2,174
City of San Francisco, Public Utilities Commission Water, Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,591
East Bay Municipal Utility District Wastewater System, Series 2025B, Rev., 5.00%, 6/1/2037	1,000	1,142
East Bay Municipal Utility District Water System, Series 2025A, Rev., 5.00%, 6/1/2050	1,000	1,052
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,932

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	302
Series 2023A, Rev., 5.00%, 9/1/2027	450	473
Series 2023A, Rev., 5.00%, 9/1/2029	260	283
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,122
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,016
Series 2021B, Rev., 5.00%, 7/1/2041	680	695
Series 2023D, Rev., 5.00%, 7/1/2042	520	533
Los Angeles Department of Water and Power Water System
Series 2016A, Rev., 5.00%, 7/1/2031	1,610	1,621
Series 2022D, Rev., 5.00%, 7/1/2041	270	277
Series 2017A, Rev., 4.00%, 7/1/2047	3,000	2,653
Series 2022D, Rev., 5.00%, 7/1/2052	3,000	2,978
Metropolitan Water District of Southern California, Series 2024B3, Rev., 5.00%, 7/1/2031 (b)	1,000	1,098
Metropolitan Water District of Southern California, Waterworks, Series 2024B-2, Rev., 5.00%, 7/1/2029 (b)	2,240	2,364
Ontario Public Financing Authority, Series 2024A, Rev., 5.00%, 8/1/2049	1,000	1,050
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026 (e)	440	453
Series 2018B, Rev., 5.00%, 10/1/2026	635	656
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,737
Southern California Water Replenishment District, Rev., 5.00%, 8/1/2038	1,250	1,293
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,251
State of California Department of Water Resources, Central Valley Project, Water System, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,787
		43,357
Total California		329,313
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.00%, 7/1/2041	250	229
Georgia—1.9%
Utility—1.9%
Main Street Natural Gas, Inc., Gas Supply
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,092
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	1,150	1,208
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	3,940	4,104
		7,404
Iowa—0.2%
Other Revenue—0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed, Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	6,500	956
North Carolina—0.2%
Housing—0.2%
North Carolina Housing Finance Agency, Homeownership-1998 Trust, Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	999

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
Ohio—0.3%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,215	308
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,001
Total Ohio		1,309
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,088
Puerto Rico—1.5%
General Obligation—0.5%
Commonwealth of Puerto Rico, Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,052
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	848
Series A-1, Rev., Zero Coupon, 7/1/2046	2,935	937
Series A-2, Rev., 4.78%, 7/1/2058	1,000	895
Series A-1, Rev., 5.00%, 7/1/2058	1,000	938
		3,618
Total Puerto Rico		5,670
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	553
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,124
		1,677
Utah—0.3%
Housing—0.3%
Utah Housing Corp., Single Family Mortgage, Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,000	1,107
Wisconsin—0.8%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority, Home Ownership, Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	960	1,031
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,024
Rev., AMT, 5.75%, 7/1/2049	1,000	1,027
		2,051
Total Wisconsin		3,082
Total Municipal Bonds (Cost $364,314)		359,396

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Shares (000)	Value ($000)
Short-Term Investments—4.9%
Investment Companies—4.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (f) (g)(Cost $18,913)	18,912	18,914
Total Investments—97.8% (Cost $383,227)		378,310
Assets in Excess of Other Liabilities—2.2%		8,356
Net Assets—100.0%		386,666

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	37	09/19/2025	USD	4,186	86
Short Contracts
U.S. Treasury 10 Year Ultra Note	(27)	09/19/2025	USD	(3,046)	(37)
U.S. Treasury Ultra Bond	(12)	09/19/2025	USD	(1,396)	(32)
(69)
17

Abbreviations
USD	United States Dollar

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$359,396	$—	$359,396
Short-Term Investments
Investment Companies	18,914	—	—	18,914
Total Investments in Securities	$18,914	$359,396	$—	$378,310

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$86	$—	$—	$86
Depreciation in Other Financial Instruments
Futures Contracts	$(69)	$—	$—	$(69)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$17	$—	$—	$17
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$36,833	$53,061	$70,980	$— (c)	$— (c)	$18,914	18,912	$237	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
(c)	Amount rounds to less than one thousand.